Expense Example, No Redemption - COLUMBIA ADAPTIVE RISK ALLOCATION FUND	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 677
Expense Example, No Redemption, 3 Years	893
Expense Example, No Redemption, 5 Years	1,126
Expense Example, No Redemption, 10 Years	1,795
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	2,127
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,579
Class Inst2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Class Inst
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Class Adv
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Class Inst3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	$ 954